Share Exchange Agreement	6 Months Ended
Dec. 31, 2018
Equity [Abstract]
Share Exchange Agreement

NOTE 10 – SHARE EXCHANGE AGREEMENT

On February 22, 2019, the Company completed the process of redomiciling the Company from Nevada to the Cayman Islands. The Board of Directors has established a wholly-owned subsidiary in the Cayman Islands named HUAHUI EDUCATION GROUP LIMITED (“HHEG Cayman”), and merged the Company into HHEG Cayman. HHEG Cayman is the surviving company. There was no change in the number of outstanding shares of the Company’s Common Stock and that each share of HHEG Nevada Common Stock was converted into one ordinary share of HHEG Cayman.

On July 3, 2019 (the “Closing Date”), HUAHUI EDUCATION GROUP LIMITED, an exempted company limited by shares under the laws of the Cayman Islands, closed on a share exchange (the “Share Exchange”) with HUAHUI GROUP STOCK LTD, (“HGSL”), a Seychelles company limited by shares, and HUAHUI GROUP (HK) CO., LTD (“HGHK”), a company with limited liability formed under the laws of Hong Kong and a wholly-owned subsidiary of HGSL. As a result, HGHK is now a wholly owned subsidiary of the Company. Under the Share Exchange Agreement, on the Closing Date, the Company issued a total of 300,000,000 of its ordinary shares to the HGSL Shareholders in exchange for 100% of the common stock of HGSL. After the closing, the HGSL Shareholders own approximately 99.1% of The Company’s outstanding shares and the former shareholders of the Company own approximately 0.9%. Mr. Zihua Wu, the former sole officer and director of the Company, resigned from all positions with the Company as of immediately before the closing of the Share Exchange and Mr. Junze Zhang was appointed as the Company’s President, Chief Executive Officer, Chief Financial Officer and Secretary, as well as a director. Mr. Zhongpeng Chen also was appointed a director of the Company. As a result of the Share Exchange, HGSL became the wholly owned subsidiary of the Company and Zhongdehui (Shenzhen) Education Development Co., Limited (“ZDSE”) , HGSL’s indirect, wholly-owned subsidiary, became the Company’s sole operational business. Consequently, the Company believes that the Share Exchange has caused the Company to cease to be a shell company. A copy of the Share Exchange Agreement is attached as Exhibit 2.1 to the Form 6-K filed on July 16, 2019.